United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 10/31/2010

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 12.4%
	Federal Home Loan Mortgage Corporation ARM – 4.4%
$368,691	2.350%, 5/1/2033	381,568
1,223,758	2.372%, 7/1/2030	1,259,686
1,325,596	2.429%, 3/1/2033	1,382,672
1,006,163	2.500%, 1/1/2027	1,042,485
9,659,276	2.698%, 4/1/2034	10,149,612
4,672,203	2.703%, 7/1/2036	4,869,926
3,474,751	2.706%, 8/1/2036	3,621,713
106,681	2.709%, 7/1/2033	112,055
1,269,273	2.717%, 9/1/2025	1,326,346
4,321,434	2.753%, 9/1/2036	4,554,183
4,747,533	2.978%, 2/1/2036	4,977,812
564,777	3.573%, 5/1/2037	592,425
8,368,707	4.044%, 2/1/2034	8,721,190
2,288,800	4.724%, 4/1/2038	2,410,220
	TOTAL	45,401,893
	Federal National Mortgage Association ARM – 8.0%
910,982	1.380%, 9/1/2027	923,667
1,012,311	1.750%, 5/1/2040	1,016,530
177,519	1.750%, 5/1/2040	178,259
503,088	1.750%, 8/1/2040	506,792
13,664,539	2.120%, 10/1/2034	14,049,719
406,686	2.320%, 7/1/2033	418,769
8,003,948	2.360%, 9/1/2034	8,347,071
2,956,987	2.420%, 4/1/2024	3,067,825
274,911	2.430%, 6/1/2028	286,566
10,699,190	2.450%, 1/1/2035	11,115,553
116,935	2.470%, 8/1/2032	122,197
4,412,798	2.530%, 6/1/2036	4,596,433
418,768	2.570%, 3/1/2033	439,390
6,006,841	2.580%, 1/1/2035	6,241,348
106,450	2.590%, 2/1/2033	110,957
4,465,377	2.590%, 6/1/2036	4,638,460
5,264,760	2.650%, 8/1/2034	5,538,145
123,723	2.670%, 12/1/2032	129,225
564,301	2.720%, 5/1/2036	590,292
8,085,640	2.740%, 5/1/2035	8,512,831
2,842,459	3.630%, 4/1/2033	2,995,088
619,828	3.990%, 2/1/2037	643,524
6,527,966	4.710%, 7/1/2034	6,827,893
	TOTAL	81,296,534
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $122,663,641)	126,698,427
	Collateralized Mortgage Obligations – 27.4%
	Federal Home Loan Mortgage Corporation REMIC – 11.0%
4,845,944	Series 3391 FA, 0.406%, 4/15/2018	4,849,186
1,046,302	Series 2292 KF, 0.506%, 7/25/2022	1,045,740

Principal Amount		Value
$5,897,374	Series 3028 FM, 0.506%, 9/15/2035	5,890,538
6,971,475	Series 3085 VF, 0.576%, 12/15/2035	6,956,290
148,504	Series 2539 FK, 0.606%, 10/15/2016	148,556
1,203,579	Series 2551 CF, 0.606%, 12/15/2016	1,204,301
3,005,596	Series 2571 FB, 0.606%, 2/15/2018	3,018,374
5,663,821	Series 2758 FH, 0.606%, 3/15/2019	5,691,444
864,125	Series 2534 FJ, 0.606%, 4/15/2022	865,263
1,185,711	Series 2534 EF, 0.606%, 5/15/2022	1,187,114
2,528,305	Series 2796 FD, 0.606%, 7/15/2026	2,535,594
1,263,836	Series 2596 FQ, 0.606%, 3/15/2033	1,265,281
813,268	Series 2488 WF, 0.656%, 8/15/2017	817,965
518,901	Series 2564 EF, 0.656%, 2/15/2022	519,194
740,435	Series 2610 DF, 0.656%, 3/15/2033	741,412
6,235,976	Series 2812 LF, 0.656%, 6/15/2034	6,262,029
183,870	Series 2395 FT, 0.706%, 12/15/2031	184,969
939,085	Series 2111 MA, 0.756%, 1/15/2029	947,358
959,500	Series 2111 MB, 0.756%, 1/15/2029	967,953
979,915	Series 2111 MC, 0.756%, 1/15/2029	988,547
70,408	Series 2359 FA, 0.756%, 2/15/2029	70,428
962,223	Series 2471 FS, 0.756%, 2/15/2032	968,437
1,247,067	Series 2504 FP, 0.756%, 3/15/2032	1,254,705
1,663,180	Series 2610 FD, 0.756%, 12/15/2032	1,667,812
74,531	Series 2656 BF, 0.806%, 2/15/2025	74,553
72,758	Series 2452 FG, 0.806%, 3/15/2032	73,457
992,951	Series 2380 FI, 0.856%, 6/15/2031	1,004,353
787,687	Series 2396 FL, 0.856%, 12/15/2031	797,048
5,282,376	Series 2380 FL, 0.856%, 11/15/2031	5,346,801
1,094,311	Series 2389 FI, 1.006%, 6/15/2031	1,110,861
16,504,371	Series 3542 NF, 1.006%, 7/15/2036	16,584,389
2,735,251	Series 2418 FO, 1.156%, 2/15/2032	2,779,843
2,918,445	Series 2326 FJ, 1.206%, 6/15/2031	2,967,008
4,036,489	Series 2344 FP, 1.206%, 8/15/2031	4,111,206
4,400,105	Series 2412 OF, 1.206%, 12/15/2031	4,464,316
2,676,032	Series 1534 J, 1.213%, 6/15/2023	2,720,973
1,341,037	Series 2451 FC, 1.256%, 5/15/2031	1,365,704
1,359,593	Series 2470 FW, 1.256%, 5/15/2031	1,383,501
1,301,739	Series 2470 FX, 1.256%, 5/15/2031	1,324,630
998,629	Series 2481 FC, 1.256%, 5/15/2031	1,016,190
4,480,703	Series 2475 FL, 1.256%, 2/15/2032	4,559,586
2,987,135	Series 2476 FC, 1.256%, 2/15/2032	3,039,724
1,656,885	Series 2460 FE, 1.256%, 6/15/2032	1,686,884
1,664,326	Series 2470 GF, 1.256%, 6/15/2032	1,694,460
1,722,319	Series 2498 HF, 1.256%, 6/15/2032	1,753,502
303,417	Series 1146 E, 1.363%, 9/15/2021	309,124
2,596,967	Series 1632 FB, 1.513%, 11/15/2023	2,668,806
	TOTAL	112,885,409
	Federal National Mortgage Association REMIC – 11.4%
19,524,918	Series 2006-W1 2AF1, 0.476%, 2/25/2046	19,327,803
940,346	Series 2001-61 FM, 0.506%, 10/18/2016	937,892
6,550	Series 2005-65 FP, 0.506%, 8/25/2035	6,552

Principal Amount		Value
$42,714,846	Series 2006-104 FC, 0.506%, 11/25/2036	2,713,721
747,241	Series 2003-17 WF, 0.556%, 7/25/2017	747,715
838,056	Series 1999-42 FA, 0.556%, 10/25/2028	838,570
1,244,387	Series 2001-34 FB, 0.556%, 12/18/2028	1,242,820
5,229,707	Series 2004-91 HF, 0.556%, 11/25/2034	5,240,861
452,597	Series 2003-20 FH, 0.606%, 10/25/2016	452,762
494,978	Series 2003-15 FW, 0.606%, 12/25/2016	495,252
1,560,523	Series 2003-54 FV, 0.606%, 1/25/2026	1,561,586
717,849	Series 2003-26 QF, 0.656%, 10/25/2017	719,621
5,851,755	Series 2003-35 FY, 0.656%, 5/25/2018	5,887,519
1,918,924	Series 2003-52 NF, 0.656%, 6/25/2023	1,935,925
264,321	Series B03QRB4 FC, 0.656%, 2/25/2028	264,548
709,751	Series 1998-22 FA, 0.656%, 4/18/2028	710,052
2,324,122	Series 2001-46 F, 0.656%, 9/18/2031	2,337,890
4,750,432	Series 2002-77 FH, 0.656%, 12/18/2032	4,771,448
654,061	Series 2002-82 FK, 0.706%, 10/25/2031	654,507
972,959	Series 2002-74 FV, 0.706%, 11/25/2032	979,765
11,844,840	Series 2004-49 FQ, 0.706%, 7/25/2034	11,913,516
4,501,672	Series 2004-51 FO, 0.706%, 7/25/2034	4,524,161
996,074	Series 2002-83 LF, 0.756%, 7/25/2031	997,695
281,887	Series 2001-34 FL, 0.756%, 8/25/2031	284,462
1,415,035	Series 2001-68 FD, 0.756%, 12/25/2031	1,427,073
1,083,949	Series 2002-82 FP, 0.756%, 2/25/2032	1,087,179
1,406,040	Series 2002-90 FH, 0.756%, 9/25/2032	1,414,946
962,166	Series 2002-82 FB, 0.756%, 12/25/2032	967,733
1,649,455	Series 2003-2 FA, 0.756%, 2/25/2033	1,658,999
3,098,884	Series 2003-14 FT, 0.756%, 3/25/2033	3,111,757
66,084	Series 2002-39 FB, 0.806%, 3/18/2032	66,719
753,446	Series 2002-41 F, 0.806%, 7/25/2032	761,576
7,668,481	Series 2002-58 FD, 0.856%, 8/25/2032	7,745,842
83,561	Series 1993-220 FA, 0.881%, 11/25/2013	84,024
834,042	Series 2003-87 FP, 0.956%, 2/25/2032	836,655
1,846,411	Series 2002-37 F, 1.056%, 11/25/2031	1,865,762
3,007,936	Series 2002-34 FC, 1.256%, 12/18/2031	3,062,346
3,386,200	Series 2002-17 JF, 1.256%, 4/25/2032	3,447,468
7,791,086	Series 2002-47 NF, 1.256%, 4/25/2032	7,939,184
2,431,229	Series 2002-64 FJ, 1.256%, 4/25/2032	2,475,218
3,515,105	Series 2002-82 FC, 1.256%, 9/25/2032	3,576,956
1,376,675	Series 2002-75 FD, 1.256%, 11/18/2032	1,400,818
1,686,491	Series 2002-53 FG, 1.356%, 7/25/2032	1,725,512
1,516,783	Series 1993-165 FE, 1.431%, 9/25/2023	1,565,008
804,283	Series 1993-62 FA, 2.913%, 4/25/2023	832,578
	TOTAL	116,599,996
	Government National Mortgage Association REMIC – 0.3%
525,516	Series 2001-22 FG, 0.606%, 5/16/2031	529,108
511,197	Series 2001-21 FB, 0.656%, 1/16/2027	515,629
822,002	Series 1999-43 FA, 0.706%, 11/16/2029	826,670
1,112,796	Series 1999-40 FE, 0.806%, 11/16/2029	1,120,641
	TOTAL	2,992,048

Principal Amount		Value
	Fannie Mae – 4.7%
$9,547,777	Fannie Mae BA 4035 BA 4035 FB, 0.756%, 8/25/2039	9,571,275
14,161,579	Fannie Mae FA, 0.756%, 9/25/2038	14,262,086
23,811,659	Fannie Mae GS 3381 GS 3381 FC, 0.856%, 2/25/2037	23,989,508
	TOTAL	47,822,869
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $278,064,762)	280,300,322
	GOVERNMENT AGENCIES – 18.4%
	Fannie Mae Floating Rate Note – 2.4%;1
25,000,000	0.166%, 8/11/2011	25,000,017
	Federal Farm Credit Bank System Floating Rate Note – 2.0%;1
20,000,000	0.236%, 2/21/2012	20,000,028
	Federal Home Loan Bank System Floating Rate Notes – 3.9%;1
20,000,000	0.237%, 4/09/2012	20,000,010
20,000,000	0.315%, 8/05/2011	20,000,331
	TOTAL	40,000,341
	Federal Home Loan Bank System Notes – 6.6%
15,000,000	0.350% 11/07/2011	15,009,898
10,000,000	0.400%, 11/18/2011	10,008,060
10,000,000	0.400% 11/25/2011	10,022,499
6,000,000	0.500% 4/06/2011	6,003,251
6,000,000	0.550% 6/01/2011	6,008,657
10,000,000	0.800% 5/06/2011	10,026,208
10,000,000	0.800% 6/24/2011	10,007,601
	TOTAL	67,086,174
	Federal Home Loan Mortgage Corporation Floating Rate Note – 1.5%;1
15,000,000	0.216%, 9/19/2011	15,000,019
	Federal National Mortgage Association Discount Note – 2.0%;2
21,000,000	0.210%, 5/16/2011	20,975,123
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $187,960,680)	188,061,702
	Mortgage-Backed Securities – 0.0%
	Federal National Mortgage Association – 0.0%
66,269	7.500%, 30 Year, 1/1/2032	75,721
342,614	7.500%, 30 Year, 8/1/2032	389,153
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $435,077)	464,874
	U.S. Treasury – 1.1%
10,758,000	U.S. Treasury Inflation — Protected Note, 2.000%, 4/15/2012 (IDENTIFIED COST $11,157,479)	11,145,204
	Repurchase Agreements – 42.6%
35,825,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	$35,825,000
100,000,000	Interest in $2,097,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,097,040,193 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,159,664,310.	100,000,000
200,000,000	Interest in $650,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,012,458 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $663,012,711.	200,000,000

Principal Amount		Value
$100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,019,167 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,026,501,371.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	435,825,000
	TOTAL INVESTMENTS — 101.9% (IDENTIFIED COST $1,036,106,639)[3]	1,042,495,529
	OTHER ASSETS AND LIABILITIES - NET — (1.9)%[4]	(19,829,182)
	TOTAL NET ASSETS — 100%	$1,022,666,347
1	Represents the current interest rate for the floating rate security.
2	Zero coupon note, reflects effective rate at time of purchase.
3	At October 31, 2010, the cost of investments for federal tax purposes was $1,036,106,639. The net unrealized appreciation of investments for federal tax purposes $6,388,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,434,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,681.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak_
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010